Consolidated Balance Sheets - USD ($)	Sep. 30, 2024	Dec. 31, 2023	Dec. 31, 2022
Current assets
Cash	$ 3,339	$ 140,247	$ 49,374
Accounts receivable	1,297,481	1,652,086
Prepaid and other current assets	25,215	16,815	49,198
Total current assets	1,326,035	1,809,148	98,572
Land	15,776,526	15,551,526	203,419
Buildings, net	1,830,344	1,818,825	863,745
Furniture and equipment, net		2,677	1,877
Other non-current assets	440,040	53,468
Goodwill	11,118,187	11,118,187
Total assets	30,491,132	30,353,831	1,167,613
Current liabilities
Deferred revenue		4,521,222
Accrued interest	1,403,707	1,756,937
Contract liability	142,933	93,382	85,407
Deposits	20,500	20,500	20,500
Derivative liability	269,593	781,924	531,527
Convertible notes, net of debt discounts	474,346	652,077	558,657
Convertible note RCVD acquisition		8,900,000
Other loans	8,077,351	7,358,600
Total current liabilities	15,139,229	28,656,801	5,718,595
Promissory notes, net of current portion
Total liabilities	15,139,229	28,656,801	5,718,595
Commitments and Contingencies (Note 11)
Total Temporary Equity	603,500	603,500	293,500
Stockholders’ Equity (Deficit)
Common stock; $0.001 par value; 150,000,000 shares authorized; 79,658,165 and 76,658,165 shares issued and outstanding as of December 31, 2023, respectively, and 43,499,423 shares issued and outstanding as of December 31, 2022.	89,007	79,658	43,500
Additional paid-in capital	38,661,748	28,476,622	20,233,446
Common stock payable		31,939
Treasury stock (3,000,000 shares as of December 31, 2023)	(300,000)	(300,000)
Accumulated deficit	(23,702,489)	(27,194,738)	(25,121,457)
Total stockholders’ equity (deficit)	14,748,403	1,093,530	(4,844,482)
Total liabilities and stockholders’ equity (deficit)	30,491,132	30,353,831	1,167,613
Series B Preferred Stock [Member]
Current liabilities
Total Temporary Equity	293,500	293,500	293,500
Stockholders’ Equity (Deficit)
Preferred stock value	1	1	1
Series C Preferred Stock [Member]
Current liabilities
Total Temporary Equity	310,000	310,000
Stockholders’ Equity (Deficit)
Preferred stock value	3	3
Series A Preferred Stock [Member]
Stockholders’ Equity (Deficit)
Preferred stock value	117	28	28
Series D Preferred Stock [Member]
Stockholders’ Equity (Deficit)
Preferred stock value	17	17
Nonrelated Party [Member]
Current liabilities
Accounts payable and accrued liabilities	1,931,051	1,431,676	675,202
Accrued interest		1,756,937	352,884
Promissory notes, net discounts	2,184,762	2,674,762	1,885,616
Related Party [Member]
Current liabilities
Accounts payable and accrued liabilities	326,947	361,223	189,266
Accrued interest			132,841
Promissory notes, net discounts	$ 308,040	$ 104,498	$ 1,286,695